Common Stock (Details Narrative) - shares	1 Months Ended	3 Months Ended
	May 20, 2020	Nov. 30, 2020	Aug. 31, 2020	Sep. 30, 2019	Aug. 31, 2019	Sep. 25, 2007
Common stock, shares issued		39,714,845	27,082,419		12,524,307	1,000,000
Common stock, shares outstanding		39,714,845	27,082,419	12,524,307	12,524,307	1,000,000
Reverse stock split, description		At the rate of one (1) share for each fifteen (15) shares.
Pinnacle Consulting Services
Shares Issued for Services, Shares	1,100,000
Tabular Investments
Shares Issued for Services, Shares	1,000,000